Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure Of Detailed Information About Contractual Obligations Outstanding
At December 31, 2019, the Company had the following contractual obligations outstanding:

	Total	Within 1 year	1-2 years	2-3 years	3-4 years	4–5 years	Thereafter
Loans and borrowings and accrued interest	$331,720	$77,462	$53,364	$52,280	$6,983	$141,631	$-
Accounts payable and accrued liabilities	67,047	67,047	-	-	-	-	-
Reclamation obligations (1)	38,116	459	3,642	4,547	3,204	3,717	22,547
Purchase commitments	27,638	25,008	1,541	969	112	7	1
Lease commitments	1,068	365	204	210	216	73	-
Total	$465,589	$170,341	$58,751	$58,006	$10,515	$145,428	$22,548
(1)   Amount represents undiscounted future cash flows.